Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Cash and Cash Equivalents

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Cash on hand	$5,638	$5,989	$195
Checking accounts and demand deposits	47,094,687	47,632,415	1,550,030
Cash equivalents (time deposits with original maturity of less than three months and repurchase agreements collateralized by bonds)	28,973,020	10,401,990	338,496

	$76,073,345	$58,040,394	$1,888,721